Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 26, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2021
Redeemable Convertible Preferred Stock [Line Items]
Common stock outstanding		22,961,032	11,918,418		305,073,200
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001
Voting rights		One
Shares par value	$ 0.0001
Shares authorized to issue prior to merger	484,951,532
Common stock shares authorized		299,771,284	240,180,600		1,000,000,000
Common stock, shares issued		22,961,032	11,918,418		305,073,200
Common stock shares granted		8,912,180	10,780,372	8,811,605
Vesting period		2 years
Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares authorized to issue prior to merger	299,771,284
Redeemable convertible preferred stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares authorized to issue prior to merger	185,180,248
Common Stock [Member] | Switchback [Member]
Redeemable Convertible Preferred Stock [Line Items]
Business combination, stock issued	60,746,989
Business combination, stock issued value	$ 200.5
Business combination, issuance costs	$ 29.4
Common stock outstanding	277,768,357
Common stock par value	$ 0.0001
Voting rights	One
Restricted Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Common stock shares granted		797,280
Vesting period		2 years
Restricted common stock vested		166,100	398,640	232,540
Restricted common stock unvested		0	0